Related Party Transactions (Details) (USD $)	6 Months Ended				2 Months Ended	6 Months Ended				6 Months Ended			1 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Nov. 30, 2012 Secured Loan One [Member]	Nov. 30, 2012 Secured Loan Two [Member]	May 31, 2013 Fountainhead [Member]	Dec. 31, 2012 Fountainhead [Member]	Mar. 31, 2013 Fountainhead [Member]	Jun. 30, 2012 Fountainhead [Member] Secured Loan One [Member]	Mar. 31, 2013 Fountainhead [Member] Secured Loan One [Member] Subsequent Event [Member]	Dec. 31, 2012 Peter Zachariou [Member]	Mar. 31, 2013 Peter Zachariou [Member]	Jun. 30, 2013 Peter Zachariou [Member] Secured Loan One [Member]	Apr. 30, 2013 Heather Vinas [Member]	Nov. 30, 2012 Heather Vinas [Member]	Dec. 31, 2012 Heather Vinas [Member]
Related Party Transaction (Textual)
Loan amount			$ 1,016,362	$ 300,000		$ 309,900	$ 1,016,362	$ 234,225	$ 90,000	$ 115,550	$ 300,000	$ 190,000
Secured loan notes, interest rate	6.00%					6.00%				6.00%
Secured loan notes, due date						Due on demand or by their one-year anniversary				Due on demand or by their one-year anniversary
Warrants issue to purchase an additional shares to fully vested													54,834	54,834
Extended maturity date of secured loans	From March 31, 2013 to December 31, 2013.
Warrants issue to purchase additional shares to fully vested Common stock price													$ 2.60	$ 0.87
Number of warrants exercisable on first day each month															4,570
Common stock receive upon exercise of warrant													32,152
Common stock held													66,272
Restriction on sale of common stock		The Agreement also requires Mrs Vinas not to sell more than 16,000 shares in any 30-day period.
Warrants sold to purchase shares					162,250
Warrant exercise price					$ 1.88
Warrant sale price					$ 0.10